Common shareholder equity's, mezzanine equity, and non-controlling interests	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common shareholder's equity, mezzanine equity, and non-controlling interests	Common shareholders' equity, mezzanine equity, and non-controlling interests
Common shareholder's equity
The authorized share capital of the Company consists of 500,000,000 Common shares, $0.01 par value per share, and 15,000,000 Series B preference shares, $0.01 par value per share.
The following table presents changes in the Company's issued and outstanding Common shares for the years ended December 31, 2020, 2019, and 2018, respectively:

	2020	2019	2018
Common shares:
Shares issued and outstanding, beginning of year	115,299,341	115,151,251	120,000,000
Issuance of shares (See Note 3)	—	148,090	4,670,531
Shares redeemed (See Note 3)	—	—	(9,519,280)
Shares issued and outstanding, end of year	115,299,341	115,299,341	115,151,251
Redeemed shares
On November 5, 2018, the Company repurchased 9,519,280 common shares from CM Bermuda in connection with the Easterly Merger ("redeemed shares") for $164.0 million. (See Note 3.) The redeemed shares were canceled and the cost of the redeemed shares are included as a reduction to Additional paid-in surplus.
Dividends
The Company did not pay any dividends during the years ended December 31, 2020, 2019, or 2018.
Mezzanine equity
Series B Preference Shares
On November 5, 2018, in connection with the closing of the Easterly Merger, Sirius Group issued 11,901,670 of the 15,000,000 authorized Series B preference shares, with a par value of $0.01 per share, as part of the Sirius Group Private Placement. (See Note 3.)
The Series B preference shares rank senior to common shares with respect to dividend rights, rights of liquidation, winding-up or dissolution of the Company and junior to all of the Company's existing and future policyholder obligations and debt obligations. Without the consent of the holders of the Series B preference shares, the Company may not issue any class or series of shares that rank senior or pari passu with the Series B preference shares as to the payment of dividends or as to distribution of assets upon any voluntary or involuntary liquidation, winding-up or dissolution of the Company, if the aggregate gross proceeds from the issuance of all such senior or pari passu shares equals or exceeds $100 million.
The Company adjusts the carrying value of the Series B preference shares to equal the redemption value at the end of each reporting period. At December 31, 2020 and 2019, the balance of the Series B preference shares was $198.3 million and $223.0 million, respectively.
Series A Redeemable Preference Shares
In connection with the acquisition of IMG, the Company issued mandatorily convertible stock in the form of Series A redeemable preference shares as a portion of the consideration paid. The Company issued 100,000 of the 150,000 authorized Series A redeemable preference shares to the seller of IMG. Each Series A redeemable preference share has a liquidation preference per share of $1,000.
On November 5, 2018, in connection with the closing of the Easterly Merger, the Company redeemed the 100,000 outstanding shares of Series A redeemable preference shares for $95.0 million. (See Note 3.) Sirius Group recorded a $13.8 million gain on the redemption of the Series A redeemable preference shares.
Non-controlling interests
Non-controlling interests consist of the ownership interests of non-controlling shareholders in consolidated entities and are presented separately on the balance sheet. At December 31, 2020 and 2019, Sirius Group's balance sheet included $0.3 million and $2.4 million, respectively, in non-controlling interests.
The following table shows the change in non-controlling interest for the years ended December 31, 2020, 2019 and 2018:

(Millions)	Total
Non-controlling interests as of December 31, 2017	$0.2
Net income attributable to non-controlling interests	1.4
Dividends to non-controlling interests	—
Other, net	0.1
Non-controlling interests as of December 31, 2018	$1.7
Net income attributable to non-controlling interests	1.7
Dividends to non-controlling interests	(1.0)
Other, net	—
Non-controlling interests as of December 31, 2019	$2.4
Net income attributable to non-controlling interests	0.1
Dividends to non-controlling interests	(2.2)
Other, net	—
Non-controlling interests as of December 31, 2020	$0.3
Alstead Re
As of December 31, 2020 and 2019, Sirius Group recorded non-controlling interest of $0.1 million and $2.3 million, respectively, in Alstead Re Insurance Company ("Alstead Re"). (See Note 21.)